Related parties (Tables)	12 Months Ended
Dec. 31, 2018
Related Parties [Abstract]
Related Party Transactions
Related party transactions for the years ended December 31, 2016, 2017 and 2018 are as follows:

<Sales and Others>

			Sales and others
Company name	Transaction type		2016		2017	2018
			In millions of won
<Associates>
Dongducheon Dream Power Co., Ltd.	Electricity sales	￦		15,221	17,041	6,093
Korea Gas Corporation	Electricity sales			89,030	88,011	99,933
Daegu Photovoltaic Co., Ltd.	Electricity sales			—	349	128
Jeongam Wind Power Co., Ltd.	Electricity sales			6	30	724
Korea Power Engineering Service Co., Ltd.	Service			1,455	1,317	840
KS Solar Co., Ltd.	Electricity sales			20	5	—
Heang Bok Do Si Photovoltaic Power Co., Ltd.	Electricity sales			2	2	2
Korea Electric Power Industrial Development Co., Ltd.	Service			10,723	14,044	10,422
Goseong Green Energy Co., Ltd.	Electricity sales			9,195	24,069	10,024
Gangneung Eco Power Co., Ltd.	Service			5,223	2,391	4,928
Shin Pyeongtaek Power Co., Ltd.	Electricity sales			3,579	9,025	8,468
Naepo Green Energy Co., Ltd.	Electricity sales			104	185	160
Noeul Green Energy Co., Ltd.	Electricity sales			177	32	30
Samcheok Eco Materials Co., Ltd.	Electricity sales			64	237	605
YTN Co., Ltd.	Electricity sales			1,785	1,987	2,043
Busan Green Energy Co., Ltd.	Electricity sales			133	120	19
Gunsan Bio Energy Co., Ltd.	Electricity sales			6	—	3,611
Korea Electric Vehicle Charging Service	Electricity sales			89	700	578
Ulleungdo Natural Energy Co., Ltd.	Service			691	1,013	292
Tamra Offshore Wind Power Co., Ltd.	Electricity sales			12	55	58
Daegu clean Energy Co., Ltd.	Electricity sales			—	421	126
Cheongna Energy Co., Ltd.	Service			6,831	7,980	11,688
Gangwon Wind Power Co., Ltd.	Electricity sales			1,273	994	2,402
Gwangyang Green Energy Co., Ltd.	Electricity sales			—	—	874
Hyundai Green Power Co., Ltd.	Design service			14,835	14,280	14,031
Korea Power Exchange	Service			7,141	8,446	6,854
Hyundai Energy Co., Ltd.	Service			24,719	15,627	1,718
Taebaek Wind Power Co., Ltd.	Service			796	813	614
Pyeongchang Wind Power Co., Ltd.	Design service			497	1,176	1,166
Daeryun Power Co., Ltd.	Electricity sales			1,516	1,796	1,731
Changjuk Wind Power Co., Ltd.	Electricity sales			863	788	758
KNH Solar Co., Ltd.	Electricity sales			17	17	17
S-Power Co., Ltd.	Service		￦	5,994	12,852	9,118
PND solar., Ltd	Electricity sales			—	—	12
Busan Solar Co., Ltd.	Electricity sales			8	—	—
Green Biomass Co., Ltd.	Electricity sales			2	—	—
SPC Power Corporation	Dividend income			8,346	5,562	9,549
Gemeng International Energy Co., Ltd.	Dividend income			16,476	13,365	11,246
PT. Cirebon Electric Power	Dividend income			—	550	4,432
Dolphin Property Limited	Dividend income			35	—	—
PT. Bayan Resources TBK	Service			160	717	33,817
Nepal Water & Energy Development Company Private Limited	Service			375	900	536
Pioneer Gas Power Limited	Rental income and others			164	62	26
Xe-Pian Xe-Namnoy Power Co., Ltd.	Service			773	661	672
PT. Mutiara Jawa	Rental income and others			—	47	40

<Joint ventures>
Daegu Green Power Co., Ltd.	Electricity sales			768	1,131	1,022
KEPCO SPC Power Corporation	Service			10,344	45,005	43,141
Daejung Offshore Wind Power Co., Ltd.	Electricity sales			1	1	1
KAPES, Inc.	Commission			1,176	1,420	648
Dangjin Eco Power Co., Ltd.	Technical fee			1,787	670	3,424
Honam Wind Power Co., Ltd.	Electricity sales			169	552	415
Seokmun Energy Co., Ltd.	Service			1,627	1,765	1,897
Incheon New Power Co., Ltd.	Construction revenue			524	539	568
Chun-cheon Energy Co., Ltd.	Electricity sales			3,079	4,855	2,471
Yeonggwangbaeksu Wind Power Co., Ltd.	Electricity sales			1,591	1,654	1,540
Yeonggwang Wind Power Co., Ltd.	Electricity sales			—	—	46
KW Nuclear Components Co., Ltd.	Service			3,327	644	839
KEPCO-Uhde Inc.	Service			6	34	17
GS Donghae Electric Power Co., Ltd.	Electricity sales			12,994	11,204	7,238
Busan Shinho Solar Power Co., Ltd.	Electricity sales			210	87	362
Datang Chifeng Renewable Power Co., Ltd.	Interest income			8,216	500	19,013
Rabigh Electricity Company	Service			699	19,179	29,167
Rabigh Operation & Maintenance Company Limited	Service			2,395	2,784	1,707
Datang Chaoyang Renewable Power Co., Ltd.	Dividend income			—	839	—
Shuweihat Asia Power Investment B.V.	Dividend income			2,957	1,707	499
Shuweihat Asia Operation & Maintenance Company	Service			1,179	1,319	1,046
ASM-BG Investicii AD	Service			322	1,062	1,153
Jamaica Public Service Company Limited	Service			1,905	—	5,160
KV Holdings, Inc.	Dividend income			302	—	735
Datang KEPCO Chaoyang Renewable Co., Ltd.	Dividend income			440	—	—
Amman Asia Electric Power Company	Service			21,915	14,205	16,569
Kelar S.A	Service			1,702	570	—
Nghi Son 2 Power LLC	Service			—	2,693	25,880
Barakah One Company	Service			25,244	7,059	7,777
Nawah Energy Company	Service			—	34,421	51,144
South Jamaica Power Company Limited	Service			—	—	152
RE Holiday Holdings LLC	Dividend income			—	—	112
RE Pioneer Holdings LLC	Dividend income			—	—	979
RE Barren Ridge 1 Holdings LLC	Dividend income			—	—	1,114
RE Astoria 2 LandCo LLC	Dividend income			—	—	504
RE Barren Ridge LandCo LLC	Dividend income			—	—	202

<Others>
Yeongwol Energy Station Co., Ltd.	Service			858	830	373
DS POWER Co., Ltd.	Service			35,133	5,819	565
Korea Development Bank	Electricity sales			3,102	3,239	3,524
	Interest income			3,164	1,685	4,438

<Purchase and Others>

			Purchase and others
Company name	Transaction type		2016	2017	2018
			In millions of won
<Associates>
Dongducheon Dream Power Co., Ltd.	Electricity purchase	￦	946,463	813,440	828,547
Korea Gas Corporation	Purchase of power generation fuel		3,633,198	3,245,519	5,191,243
Daegu Photovoltaic Co., Ltd.	REC purchase		3,243	3,646	3,745
Korea Power Engineering Service Co., Ltd.	Service		723	1,292	1,765
KS Solar Co., Ltd.	REC purchase		4,080	900	—
Heang Bok Do Si Photovoltaic Power Co., Ltd.	Rental fee and others		410	570	455
Korea Electric Power Industrial Development Co., Ltd.	Electricity metering service fee		250,057	289,293	261,668
Gangneung Eco Power Co., Ltd.	Service		—	—	19
Noeul Green Energy Co., Ltd.	Service		—	15,862	18,282
Samcheok Eco Materials Co., Ltd.	Electricity purchase		—	14	3,819
YTN Co., Ltd.	Advertisement fee		554	731	322
Busan Green Energy Co., Ltd.	Service		—	12,189	25,123
Korea Electric Vehicle Charging Service	Service		—	1,093	605
Ulleungdo Natural Energy Co., Ltd.	Electricity purchase		60	119	63
Tamra Offshore Wind Power Co., Ltd.	Electricity purchase		—	2,105	8,371
Cheongna Energy Co., Ltd.	Service		73	59	58
Gangwon Wind Power Co., Ltd.	Electricity purchase		22,780	25,968	25,407
Hyundai Green Power Co., Ltd.	Electricity purchase		469,547	458,378	480,815
Korea Power Exchange	Trading Fees		91,433	207,855	137,489
Hyundai Energy Co., Ltd.	Electricity purchase		1,313	87,607	3,445
Taebaek Wind Power Co., Ltd.	REC purchase		5,741	6,534	8,582
Pyeongchang Wind Power Co., Ltd.	Service		1,594	4,033	6,994
Daeryun Power Co., Ltd.	Electricity purchase		244,023	146,189	184,063
Changjuk Wind Power Co., Ltd.	Electricity purchase		5,786	6,981	7,929
KNH Solar Co., Ltd.	Electricity purchase		4,006	3,947	3,586
S-Power Co., Ltd.	Electricity purchase		437,206	457,329	507,875
Busan Solar Co., Ltd.	Electricity purchase		1,079	—	—
Hadong Mineral Fiber Co., Ltd.	Service		—	—	60
Green Biomass Co., Ltd.	Woodchip purchase		2,232	1,345	440
YeongGwang Yaksu Wind Electric. Co., Ltd	Electricity purchase		—	—	2,437
Nepal Water & Energy Development Company Private Limited	Service		—	72	31

<Joint ventures>
Daegu Green Power Co., Ltd.	Electricity purchase		263,797	252,024	287,008
KAPES, Inc.	Service		140,555	164,165	77,758
Honam Wind Power Co., Ltd.	Electricity purchase		6,776	5,962	7,700
Seokmun Energy Co., Ltd.	REC purchase		—	21,674	31,759
Chun-cheon Energy Co., Ltd.	REC purchase		—	194,136	320,954
Yeonggwangbaeksu Wind Power Co., Ltd.	Electricity purchase		11,208	11,124	11,366
GS Donghae Electric Power Co., Ltd.	Electricity purchase		903	351,367	780,233
Busan Shinho Solar Power Co., Ltd.	REC purchase		6,770	7,984	7,901
Global Trade Of Power System Co., Ltd.	Service		882	414	565
Expressway Solar-light Power Generation Co., Ltd.	Electricity purchase		2,942	2,941	3,513
ASM-BG Investicii AD	Service		—	—	1
Jamaica Public Service Company Limited	Service		127	154	83
Barakah One Company	Service		—	2,631	1,145
South Jamaica Power Company Limited	Service		—	—	67

<Others>
Yeongwol Energy Station Co., Ltd.	REC purchase		14,875	14,256	4,019
Korea Development Bank	Interest expense		8,231	4,573	5,043
	Dividend paid		654,829	418,407	166,876

Receivables and payables arising from related party transactions
Receivables and payables arising from related party transactions as of December 31, 2017 and 2018 are as follows:

			Receivables		Payables
Company name	Type		2017	2018	2017	2018
			In millions of won
<Associates>
Dongducheon Dream Power Co., Ltd.	Trade receivables	￦	2,230	332	—	—
	Non-trade receivables and others		655	298	—	—
	Trade payables		—	—	77,817	74,651
	Non-trade payables and others		—	—	—	10
Korea Gas Corporation	Trade receivables		9,833	9,439	—	—
	Non-trade receivables and others		339	498	—	—
	Trade payables		—	—	524,881	601,092
	Non-trade payables and others		—	—	569	314
Daegu Photovoltaic Co., Ltd.	Trade payables		—	—	71	83
Jeongam Wind Power Co., Ltd.	Trade receivables		—	151	—	—
	Non-trade payables and others		—	—	4	2
Korea Electric Power Industrial Development Co., Ltd.	Trade receivables		333	278	—	—
	Non-trade receivables and others		42	51	—	—
	Non-trade payables and others		—	—	18,006	13,102
Goseong Green Energy Co., Ltd.	Non-trade receivables and others		19	—	—	—
	Non-trade payables and others		—	—	7,140	43,020
Gangneung Eco Power Co., Ltd.	Trade receivables		1	1	—	—
	Non-trade receivables and others		4,747	99	—	—
Shin Pyeongtaek Power Co., Ltd.	Trade receivables		—	123	—	—
	Non-trade receivables and others		210	242	—	—
	Non-trade payables and others		—	—	52	82
Naepo Green Energy Co., Ltd.	Trade receivables		17	17	—	—
Noeul Green Energy Co., Ltd.	Trade receivables		3	3	—	—
	Non-trade payables and others		—	—	2,041	8,774
Samcheok Eco Materials Co., Ltd.	Trade receivables		20	61	—	—
YTN Co., Ltd.	Trade receivables		98	98	—	—
	Non-trade payables and others		—	—	209	11
Busan Green Energy Co., Ltd.	Trade receivables		7	1	—	—
	Non-trade receivables and others		1,691	—	—	—
	Non-trade payables and others		—	—	—	10,882
Gunsan Bio Energy Co., Ltd.	Non-trade receivables and others		—	3,458	—	—
Korea Electric Vehicle Charging Service	Trade receivables		23	69	—	—
	Non-trade receivables and others		—	354	—	—
	Trade payables		—	—	45	—
	Non-trade payables and others		—	—	—	56
Daegu Clean Energy Co., Ltd.	Non-trade receivables and others		—	17	—	—
Cheongna Energy Co., Ltd.	Trade receivables		182	183	—	—
	Non-trade payables and others		—	—	1	—
Gangwon Wind Power Co., Ltd.	Trade receivables		6	10	—	—
	Trade payables		—	—	3,033	2,547
Hyundai Green Power Co., Ltd.	Trade receivables		946	390	—	—
	Trade payables		—	—	32,589	38,072
Korea Power Exchange	Trade receivables		463	847	—	—
	Non-trade receivables and others		128	229	—	—
	Non-trade payables and others		—	—	1,142	1,214
Hyundai Energy Co., Ltd.	Trade receivables	￦	49	57	—	—
	Non-trade receivables and others		6,598	9,664	—	—
	Trade payables		—	—	223	259
	Non-trade payables and others		—	—	13,796	8,021

<Associates>
Ecollite Co., Ltd.	Non-trade receivables and others		210	210	—	—
Taebaek Wind Power Co., Ltd.	Trade receivables		116	—	—	—
	Trade payables		—	—	533	453
	Non-trade payables and others		—	—	121	291
Pyeongchang Wind Power Co., Ltd.	Trade receivables		3	4	—	—
	Non-trade payables and others		—	—	163	25
Daeryun Power Co., Ltd.	Trade receivables		162	178	—	—
	Trade payables		—	—	15,706	15,845
Changjuk Wind Power Co., Ltd.	Trade receivables		101	—	—	—
	Trade payables		—	—	515	455
	Non-trade payables and others		—	—	546	273
KNH Solar Co., Ltd.	Trade receivables		1	1	—	—
	Non-trade payables and others		—	—	193	—
S-Power Co., Ltd.	Trade receivables		117	922	—	—
	Non-trade receivables and others		5,183	34	—	—
	Trade payables		—	—	25,061	56,897
	Non-trade payables and others		—	—	—	16
Green Biomass Co., Ltd.	Non-trade payables and others		—	—	85	—
PND solar., Ltd	Trade receivables		—	3	—	—
YeongGwang Yaksu Wind Electric. Co., Ltd	Trade payables		—	—	—	2,679
SPC Power Corporation	Non-trade receivables and others		76	73	—	—
Nepal Water & Energy Development Company Private Limited	Non-trade receivables and others		227	311	—	—
Xe-Pian Xe-Namnoy Power Co., Ltd.	Non-trade receivables and others		53	61	—	—
PT. Mutiara Jawa	Non-trade receivables and others		—	10	—	—

<Joint ventures>
Daegu Green Power Co., Ltd.	Trade receivables		98	110	—	—
	Non-trade receivables and others		10	12	—	—
	Trade payables		—	—	25,257	32,609
KAPES, Inc.	Non-trade receivables and others		—	253	—	—
	Trade payables		—	—	55	—
	Non-trade payables and others		—	—	—	338
Dangjin Eco Power Co., Ltd.	Non-trade receivables and others		1,211	18	—	—
	Non-trade payables and others		—	—	41	—
Honam Wind Power Co., Ltd.	Trade payables		—	—	381	432
	Non-trade payables and others		—	—	3,013	3,573
Seokmun Energy Co., Ltd.	Trade receivables		93	39	—	—
	Non-trade receivables and others		276	303	—	—
	Non-trade payables and others		—	—	3,052	5,043
Incheon New Power Co., Ltd.	Trade receivables	￦	128	128	—	—
Chun-cheon Energy Co., Ltd.	Trade receivables		129	20	—	—
	Non-trade receivables and others		252	308	—	—
	Trade payables		—	—	29,676	33,796
<Joint ventures>
Yeonggwangbaeksu Wind Power Co., Ltd.	Trade receivables		7	7	—	—
	Non-trade receivables and others		144	—	—	—
	Trade payables		—	—	619	736
	Non-trade payables and others		—	—	1,300	789
Yeonggwang Wind Power Co., Ltd.	Trade receivables		—	10	—	—
KW Nuclear Components Co., Ltd.	Trade receivables		4	4	—	—
	Non-trade receivables and others		—	31	—	—
KEPCO-Uhde Inc.	Non-trade payables and others		—	—	4	4
GS Donghae Electric Power Co., Ltd.	Trade receivables		450	245	—	—
	Non-trade receivables and others		1,892	2,537	—	—
	Trade payables		—	—	73,570	69,820
	Non-trade payables and others		—	—	—	59
Busan Shinho Solar Power Co., Ltd.	Trade receivables		2	2	—	—
	Trade payables		—	—	159	175
	Non-trade payables and others		—	—	811	717
Datang Chifeng Renewable Power Co., Ltd.	Non-trade receivables and others		82	—	—	—
Rabigh Operation & Maintenance Company Limited	Non-trade receivables and others		869	449	—	—
ASM-BG Investicii AD	Non-trade receivables and others		37	38	—	—
Jamaica Public Service Company Limited	Trade receivables		—	594	—	—
	Non-trade payables and others		—	—	—	24
Amman Asia Electric Power Company	Trade receivables		2,675	—	—	—
	Non-trade payables and others		—	—	—	18,351
Nawah Energy Company	Trade receivables		10,419	29,614	—	—
	Non-trade receivables and others		—	253	—	—

<Others>
Yeongwol Energy Station Co., Ltd.	Trade receivables		7,068	—	—	—
DS POWER Co., Ltd.	Trade receivables		340	—	—	—
Korea Development Bank	Accrued interest income		204	1,147	—	—
	Non-trade receivables and others		501,029	12,125	—	—
	Non-trade payables and others		—	—	200	218
	Derivatives		569	27,306	22,398	18,095

Loans and others arising from related party transactions
Loans and others arising from related party transactions as of December 31, 2017 and 2018 are as follows:

Type	Company name		Beginning balance	Loans	Collection	Others	Ending balance
	In millions of won
Associates	KNOC Nigerian East Oil Co., Ltd., KNOC Nigerian West Oil Co., Ltd.	￦	26,341	229	—	1,064	27,634
	(Allowance for doubtful accounts)		(16,551)	—	4,072	6,414	(6,065)
Associates	PT. Cirebon Electric Power		15,436	1,283	(8,522)	499	8,696
Associates	Xe-Pian Xe-Namnoy Power Co., Ltd.		1,413	—	—	—	1,413
Associates	PT Wampu Electric Power		13,288	970	—	622	14,880
Associates	Gunsan Bio Energy Co., Ltd.		9,396	—	—	—	9,396
Associates	Hyundai Energy Co., Ltd.		2,465	—	—	—	2,465
	(Allowance for doubtful accounts)		(2,465)	—	—	—	(2,465)
Joint ventures	KEPCO SPC Power Corporation		17,249	—	(17,715)	466	—
Joint ventures	Datang Chifeng Renewable Power Co., Ltd.		7,245	—	(7,440)	195	—
Joint ventures	Nghi Son 2 Power LLC		—	4,566	(4,566)	—	—
Joint ventures	KODE NOVUS II LLC (*)		4,018	—	—	(4,018)	—
	(Allowance for doubtful accounts) (*)		(4,018)	—	—	4,018	—
Joint ventures	Kelar S.A		46,620	—	—	2,074	48,694
Joint ventures	Daehan Wind Power PSC		1,211	—	(606)	(605)	—
Joint ventures	Chester Solar IV SpA		4,607	—	(4,607)	—	—
Joint ventures	Chun-cheon Energy Co., Ltd.		—	616	—	—	616

		￦	126,255	7,664	(39,384)	10,729	105,264

(*)	The loans of KODE NOVUS II LLC is eliminated because the Company sold all of its shares of KODE NOVUS II LLC during the year ended December 31, 2018 as described in note 20.

Borrowings arising from related party transactions
Borrowings arising from related party transactions as of December 31, 2017 and 2018 are as follows:

Related parties	Type		Beginning balance	Borrowings	Repayment	Others	Ending balance
			In millions of won
Korea Development Bank	Facility	￦	93,883	1,200	(28,290)	—	66,793
	Others		4,909	—	(755)	—	4,154
	Operating funds		61,000	32,000	(12,000)	—	81,000
	Syndicated Loan		16,301	—	(125)	1,100	17,276

Guarantees provided to associates or joint ventures
Guarantees provided to associates or joint ventures as of December 31, 2018 are as follows:

Primary guarantor	Principal obligor	Type of guarantees	Credit limit	Guarantee
In millions of won and thousands of foreign currencies
Korea Electric Power Corporation	Shuweihat Asia Operation & Maintenance Company	Performance guarantees	USD 11,000	SAPCO

Korea Electric Power Corporation	Rabigh Operation & Maintenance Company Limited	Performance guarantees and others	USD 1,387	RABEC

Korea Electric Power Corporation	Barakah One Company	Debt guarantees	USD 900,000	Export-Import Bank of Korea and others
		Performance guarantees and others	USD 3,404,275	Export-Import Bank of Korea and others

Korea Electric Power Corporation	RE Holiday Holdings LLC	Performance guarantees	USD 223,000	EPS Renewables Holdings, LLC, Santander Bank and others

Korea Electric Power Corporation	RE Pioneer Holdings LLC	Performance guarantees	USD 170,000	EPS Renewables Holdings, LLC, Santander Bank and others

Korea Electric Power Corporation	RE Barren Ridge 1 Holdings LLC	Performance guarantees	USD 149,000	Firstar Development, LLC, Santander Bank and others

Korea Electric Power Corporation	Nghi Son 2 Power LLC	Performance guarantees	USD 28,000	SMBC Ho Chi Minh

Korea Western Power Co., Ltd.	Cheongna Energy Co., Ltd.	Collateralized money invested	KRW 3,465	KEB Hana Bank and others
		Guarantees for supplemental funding and others(*1)	—	KEB Hana Bank and others

Korea Western Power Co., Ltd.	Xe-Pian Xe-Namnoy Power Co., Ltd.	Payment guarantees for business reserve	USD 2,500	Krung Thai Bank
		Collateralized money invested	KRW 77,165	Krung Thai Bank
		Impounding bonus guarantees	USD 5,000	SK E&C

Korea Western Power Co., Ltd.	Rabigh Operation & Maintenance Company Limited	Performance guarantees and others	SAR 5,600	Saudi Arabia British Bank

Korea Western Power Co., Ltd.	Daegu Photovoltaic Co., Ltd.	Collateralized money invested	KRW 2,002	Korea Development Bank

Korea Western Power Co., Ltd.	Dongducheon Dream Power Co., Ltd.	Collateralized money invested(*7)	KRW 41,389	Kookmin Bank and others
		Debt guarantees	KRW 20,300	BNK Securities and others

Korea Western Power Co., Ltd.	PT. Mutiara Jawa	Collateralized money invested	KRW 365	Woori Bank

Korea Western Power Co., Ltd.	Heang Bok Do Si Photovoltaic Power Co., Ltd.	Collateralized money invested	KRW 202	Nonghyup Bank

Korea Western Power Co., Ltd.	Shin Pyeongtaek Power Co., Ltd.	Collateralized money invested	KRW 67,600	Kookmin Bank
		Guarantees for supplemental funding(*1)	—	Kookmin Bank

Korea East-West Power Co., Ltd.	Busan Shinho Solar Power Co., Ltd.	Collateralized money invested	KRW 4,761	Korea Development Bank and others

Korea East-West Power Co., Ltd.	Seokmun Energy Co., Ltd.	Collateralized money invested	KRW 16,751	Kookmin Bank and others

Korea East-West Power Co., Ltd.	Chun-cheon Energy Co., Ltd.	Collateralized money invested	KRW 42,505	Kookmin Bank and others
		Guarantees for supplemental funding(*1)	KRW 20,000	Kookmin Bank and others

Korea East-West Power Co., Ltd.	Honam Wind Power Co., Ltd.	Collateralized money invested	KRW 4,860	Shinhan Bank and others

Korea East-West Power Co., Ltd.	GS Donghae Electric Power Co., Ltd.	Collateralized money invested	KRW 240,591	Korea Development Bank and others

Korea East-West Power Co., Ltd.	Yeonggwangbaeksu Wind Power Co., Ltd.	Collateralized money invested	KRW 2,843	Kookmin Bank and others

Korea East-West Power Co., Ltd.	Yeonggwang Wind Power Co., Ltd.	Collateralized money invested	KRW 15,304	KDB Capital Corporation and others

Korea East-West Power Co., Ltd.	Daesan Green Energy Co., Ltd.	Collateralized money invested	KRW 17,433	IBK

Korea East-West Power Co., Ltd.	Taebaek Gadeoksan Wind Power Co., Ltd.	Collateralized money invested	KRW 8,508	Samsung Fire & Marine Insurance Co., Ltd. and others

Korea East-West Power Co., Ltd.	PT. Tanjung Power Indonesia	Debt guarantees	USD 46,983	MUFG Bank, Ltd.(MUFG) (formerly, the Bank of Tokyo Mitsubishi UFJ, Ltd.(BTMU)) and others
		Other guarantees	USD 3,150	PT Adaro Indonesia

Korea East-West Power Co., Ltd.	South Jamaica Power Company Limited	Performance guarantees	USD 14,400	Societe Generale

EWP Barbados 1 SRL	South Jamaica Power Company Limited	Guarantees for supplemental funding(*1, 3)	USD 18,350	JCSD Trustee Services Limited and others

Korea Southern Power Co., Ltd.	KNH Solar Co., Ltd.	Collateralized money invested	KRW 2,337	Shinhan Bank and Kyobo
		Performance guarantees and guarantees for supplemental funding(*1)	—	Life Insurance Co., Ltd.

Korea Southern Power Co., Ltd.	Daeryun Power Co., Ltd.	Collateralized money invested	KRW 26,099	Korea Development Bank and others

		Guarantees for supplemental funding and others(*1)	—	Korea Development Bank and others

Korea Southern Power Co., Ltd.	Changjuk Wind Power Co., Ltd.	Collateralized money invested	KRW 8,086	Shinhan Bank

		Guarantees for supplemental funding(*1)	—	Shinhan Bank

Korea Southern Power Co., Ltd.	Daegu Green Power Co., Ltd.	Collateralized money invested	KRW 41,110	Shinhan Bank and others

Korea Southern Power Co., Ltd.	Kelar S.A	Performance guarantees	USD 63,707	KEB Hana Bank, SMBC, Mizuho Bank, MUFG, Natixis

Korea Southern Power Co., Ltd.	Daehan Wind Power PSC	Debt guarantees	USD 18,200	Shinhan Bank

		Performance guarantees	USD 3,000	Shinhan Bank
		Guarantees for supplemental funding(*1)	—	Shinhan Bank

Korea Southern Power Co., Ltd.	Pyeongchang Wind Power Co., Ltd.	Collateralized money invested	KRW 5,419	Woori Bank and Shinhan Bank and others
		Performance guarantees	—	Woori Bank and Shinhan Bank and others

Korea Southern Power Co., Ltd.	Taebaek Wind Power Co., Ltd.	Guarantees for supplemental funding(*1)	—	Shinhan Bank and others

Korea Southern Power Co., Ltd.	Jeongam Wind Power Co., Ltd.	Collateralized money invested	KRW 4,589	IBK, SK Securities Co., Ltd. and others
		Performance guarantees	—	IBK, SK Securities Co., Ltd. and others

Korea Southern Power Co., Ltd.	Samcheok Eco Materials Co., Ltd.	Payment guarantees(*4)	—	SEM Investment Co., Ltd.

Korea Midland Power Co., Ltd.	Hyundai Green Power Co., Ltd.	Collateralized money invested	KRW 127,160	Korea Development Bank and others

Korea Midland Power Co., Ltd.	PT. Cirebon Electric Power	Debt guarantees	USD 11,825	Mizuho Bank

Korea Midland Power Co., Ltd.	PT Wampu Electric Power	Debt guarantees	USD 4,854	SMBC

Korea Midland Power Co., Ltd.	YaksuESS Co., Ltd	Collateralized money invested	KRW 460	Hanwha Life Insurance Co., Ltd.
		Guarantees for supplemental funding(*1)	—	Hanwha Life Insurance Co., Ltd.

Korea Midland Power Co., Ltd.	YeongGwang Yaksu Wind Electric. Co., Ltd	Collateralized money invested	KRW 533	Hanwha Life Insurance Co., Ltd. and others

Korea South-East Power Co., Ltd.	Hyundai Energy Co., Ltd.	Collateralized money invested(*5)	—	Korea Development Bank and others
		Guarantees for supplemental funding and others(*1,6)	KRW 78,600	Korea Development Bank and others

Korea South-East Power Co., Ltd.	RES Technology AD	Collateralized money invested	KRW 15,209	UniCredit Bulbank and others

Korea South-East Power Co., Ltd.	ASM-BG Investicii AD	Collateralized money invested	KRW 21,379	UniCredit Bulbank and others

Korea South-East Power Co., Ltd.	Expressway Solar-light Power Generation Co., Ltd.	Guarantees for supplemental funding(*1, 2)	KRW 2,500	Woori Bank

Korea South-East Power Co., Ltd.	S-Power Co., Ltd.	Collateralized money invested	KRW 114,566	Korea Development Bank and others

Korea South-East Power Co., Ltd.	Goseong Green Energy Co., Ltd.	Collateralized money invested	KRW 2,459	Kyobo Life Insurance Co., Ltd. and others

Korea South-East Power Co., Ltd.	Gangneung Eco Power Co., Ltd.	Collateralized money invested	KRW 2,495	Kyobo Life Insurance Co., Ltd. and others

Korea South-East Power Co., Ltd.	PND solar., Ltd.	Collateralized money invested	KRW 1,020	IBK and others

Korea South-East Power Co., Ltd.	Tamra Offshore Wind Power Co., Ltd.	Collateralized money invested	KRW 10,401	Nonghyup Life Insurance Co., Ltd. and others

Korea South-East Power Co., Ltd.	Hyundai Eco Energy Co., Ltd.	Collateralized money invested	KRW 3,388	Samsung Life Insurance and others

Korea Hydro & Nuclear Power Co., Ltd.	Noeul Green Energy Co., Ltd.	Collateralized money invested	KRW 8,016	KEB Hana Bank and others

Korea Hydro & Nuclear Power Co., Ltd.	Busan Green Energy Co., Ltd.	Collateralized money invested	KRW 12,537	Shinhan Bank and others

KEPCO Plant Service & Engineering Co., Ltd.	Incheon New Power Co., Ltd.	Collateralized money invested	KRW 579	Shinhan Bank
		Guarantees for supplemental funding and others(*1)	—	Shinhan Bank

(*1)	The Company guarantees to provide supplemental funding for business with respect to excessive business expenses or insufficient repayment of borrowings.

(*2)

The Company has granted the right to Hana Financial Investment Co., Ltd., as an agent for the creditors to Expressway Solar-light Power Generation Co., Ltd. (“ESPG”), to the effect that in the event of acceleration of ESPG’s payment obligations under certain borrowings to such creditors, Hana Financial may demand the Company to dispose of shares in ESPG held by the Company and apply the resulting proceeds to repayment of ESPG’s obligations.

(*3)

This includes a guarantee for the shareholder’s capital payment in connection with the business of 190MW gas complex thermal power plant in Jamaica. EWP Barbados 1 SRL’s capital contribution amount is USD 14,730 thousand and the total amount of guarantees is USD 8,257.5 thousand which consists of USD 3,670 thousand of EWP (Barbados) 1 SRL’s contribution obligation and USD 4,587.5 thousand of South Jamaica Energy Holding Limited’s portion (50%) of contribution obligation.

(*4)

The Company has the obligation to purchase the stocks should preferred stockholders elect to sell their stocks on the expected sell date (3 years from preferred stock payment date) and is required to guarantee the promised yield when preferred stockholders sell their stocks. In relation to this guarantee, the Company has recognized ￦2,155 million of derivative liabilities as of December 31, 2018.

(*5)	The Company recognized impairment loss on all of the equity securities of Hyundai Energy Co., Ltd. in prior years, and the acquisition cost of the securities provided as collateral is ￦47,067 million.

(*6)

Pursuant to the guarantee agreement, the Company recognized other provisions of ￦40,898 million as the possibility of economic outflow to fulfill the obligation was probable and the amount could be reasonably estimated.

(*7)	The common stocks of Dongducheon Dream Power Co., Ltd. held by the Company were pledged as collateral.

Derivatives transactions with related parties
Derivatives transactions with related parties as of December 31, 2018 are as follows:

(i)	Currency Swap

Counterparty	Contract year		Contract Amount		Contract interest rate per annum			Contract exchange rate
			Pay	Receive	Pay (%)	Receive (%)
	In millions of won and thousands of foreign currencies
Korea Development Bank	2016~2019	￦	105,260	USD 100,000	2.48%	2.38%	￦	1,052.60
	2015~2025		111,190	USD 100,000	2.62%	3.25%		1,111.90
	2017~2027		111,610	USD 100,000	2.31%	3.13%		1,116.10
	2018~2028		108,600	HKD 800,000	2.69%	3.35%		135.75
	2018~2023		170,280	USD 150,000	2.15%	3.75%		1,135.20
	2017~2020		114,580	USD 100,000	1.75%	2.38%		1,145.80
	2016~2021		121,000	USD 100,000	2.15%	2.50%		1,210.00
	2018~2023		320,880	USD 300,000	2.03%	3.75%		1,069.60
	2018~2021		212,960	USD 200,000	2.10%	3.00%		1,064.80
	2017~2022		113,300	USD 100,000	1.94%	2.63%		1,133.00
	2018~2023		169,335	USD 150,000	2.26%	3.88%		1,128.90

(ii)	Currency forward

Counterparty	Contract date	Maturity date		Contract amounts			Contract exchange rate
				Pay	Receive
	In millions of won and thousands of foreign currencies
Korea Development Bank	2017.12.27	2021.07.12	￦	104,849	USD 100,000	￦	1,048.49
	2018.12.18	2019.01.22		11,279	USD 10,000		1,127.85
	2018.12.13	2019.01.10		4,490	USD 4,000		1,122.60
	2018.12.24	2019.01.10		13,497	USD 12,000		1,124.74
	2018.12.21	2019.01.15		10,103	USD 9,000		1,122.50
	2018.12.27	2019.01.23		11,207	USD 10,000		1,120.68
	2018.12.28	2019.01.23		13,412	USD 12,000		1,117.64

Salaries and other compensations to the key members of management of the Company
Salaries and other compensations to the key members of management of the Company for the years ended December 31, 2016, 2017 and 2018 are as follows:

Type		2016	2017	2018
		In millions of won
Salaries	￦	1,463	1,271	1,106
Employee benefits		33	54	24

	￦	1,496	1,325	1,130